Consolidated Balance Sheets (Parentheticals) - $ / shares		Aug. 31, 2025	Aug. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	7,212,000	6,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	7,212,000	6,000,000
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	12,000,000	12,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	12,000,000	12,000,000

[1]	Retroactively restated for effect of share recapitalization (Note 1)